Income Taxes (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Unrecognized Tax Benefits		$ 0
Operating Loss Carryforwards, Valuation Allowance	$ 5,100,000
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	123,400,000
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration		$ 113,800,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	$ 89,200,000